  Summary Prospectus

Touchstone International Value Fund  July 30, 2014

Class A Ticker: FSIEX Class C Ticker: FTECX
Class Y Ticker: FIEIX Institutional Ticker: FIVIX

Before you invest, you may want to review the Fund's prospectus, which contains information about the Fund and its risks. The Fund's prospectus and Statement of Additional Information, both dated July 30, 2014, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund's prospectus and other information about the Fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

The Fund's Investment Goal

The Touchstone International Value Fund (the "Fund") seeks long-term capital growth.

The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 54 and in the Fund's Statement of Additional Information on page 55.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.54%	4.04%	0.33%	0.29%
Total Annual Fund Operating Expenses	1.79%	6.04%	1.33%	1.29%
Fee Waivers or Expense Reimbursement[1,2]	(0.40)%	(3.90)%	(0.19)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waivers or Expense Reimbursement[2]	1.39%	2.14%	1.14%	0.99%

1Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14%, and 0.99% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This expense limitation is effective through July 29, 2015, but the Board of Trustees of the Trust (the "Board") can terminate the agreement if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement. See the discussion entitled "Expense Limitation Agreement" under the section entitled "The Advisor" in the Fund's SAI for more information.

2The Fund restated expenses after fee waiver to reflect a change in its contractual fee waiver that occurred after the Fund's Annual Report for the fiscal year ended March 31, 2014.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain

Touchstone International Value Fund

the same (reflecting the contractual expense limits). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$708	$317	$116	$101	$217
3 Years	$1,069	$1,447	$403	$379	$1,447
5 Years	$1,454	$2,651	$711	$679	$2,651
10 Years	$2,528	$5,554	$1,585	$1,530	$5,554

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 31% of the average value of its portfolio.

The Fund's Principal Investment Strategies

Under normal circumstances, the Fund primarily invests its assets in equity securities of foreign issuers. Equity securities include common and preferred stocks. Non-U.S. issuer or foreign companies (or issuers) are companies that: (i) are organized under the laws of; (ii) maintain their principal place of business in; (iii) have the principal trading market for their securities in; (iv) derive at least 50% of revenues or profits from operation in; or (v) have at least 50% of their assets in, foreign countries. The Fund allocates its assets to securities of issuers located in both developed and emerging markets. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S. The Fund may invest in companies of any market capitalization.

The Fund's sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow Hanley" or "Sub-Advisor"), uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued. Barrow Hanley seeks to invest in companies that have price-to-earnings and price-to-book ratios below the market, enterprise-value/free-cash-flow ratios at or below the market, and dividend yields above the market. For purposes of the preceding sentence, the companies comprising the MSCI EAFE Index constitute the market. Barrow Hanley's investment management approach may be described as traditional value with a focus on income from dividends because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley's process seeks to identify the reasons for a temporary undervaluation of a company's shares and believes that value to the Fund can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a "bottom-up" value manager meaning that it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

Barrow Hanley generally considers selling a security when, in Barrow Hanley's opinion, the security reaches its fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other investment opportunities appear more attractive.

The Fund may engage in frequent and active trading and focus on particular sectors as part of its principal investment strategy.

The Fund's Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks listed below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

•  Large-Cap Risk: The Fund is subject to the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Touchstone International Value Fund

•  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

•  Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

•  Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

•  Emerging Markets Risk: Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in more developed countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the "Advisor") engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Sector Focus: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Value Investing Risk: Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the MSCI EAFE Index, Net. The bar chart does not reflect any sales charges, which would reduce your return. Past performance

Touchstone International Value Fund

(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407

Touchstone International Value Fund — Class A shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009	24.58%
Worst Quarter: 3rd Quarter 2008	(21.83)%

The year-to-date return for the Fund's Class A shares as of June 30, 2014 is 7.34%.

Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third International Equity Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial and performance information prior to September 10, 2012 included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

Class A shares began operations on August 18, 1994. Class C shares began operations on April 25, 1996. Class Y shares began operations on October 9, 1998. Institutional Class shares began operations on September 10, 2012. The Institutional Class shares performance was calculated using the historical performance of the Class A shares for the periods prior to September 10, 2012. Institutional Class shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the classes have different expenses.

Average Annual Total Returns
For the periods ended December 31, 2013

	1 Year	5 Years	10 Years
Touchstone International Value Fund - Class A
Return Before Taxes	10.91%	8.41%	4.16%
Return After Taxes on Distributions	10.72%	7.77%	3.03%
Return After Taxes on Distributions and Sale of Fund Shares	6.47%	6.52%	3.21%
Touchstone International Value Fund - Class C
Return Before Taxes	15.46%	8.83%	4.00%
Touchstone International Value Fund - Class Y
Return Before Taxes	17.89%	9.97%	5.06%
Touchstone International Value Fund - Institutional Class
Return Before Taxes	17.94%	9.83%	4.85%
MSCI EAFE Index, Net (reflects no deduction for fees or expenses)	22.78%	12.44%	6.91%

Touchstone International Value Fund

The Fund's Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Barrow, Hanley, Mewhinney & Strauss, LLC	David A. Hodges, CFA	Managing the Fund since September 2012	Managing Director and Portfolio Manager
	Randolph S. Wrighton, Jr., CFA	Managing the Fund since September 2012	Managing Director and Assistant Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50
	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Classes A and C shares may be purchased and sold directly from Touchstone Securities, Inc. ("Touchstone Securities") or through your financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Institutional Class shares are available through Touchstone Securities or your financial intermediary. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, RI 02940, calling 1.800.543.0407, or visiting the Touchstone Funds' website: www.TouchstoneInvestments.com. You may only sell shares over the telephone or via the internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone or via the internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred account, such as a 401(k) plan or an individual retirement account. Withdrawals from a tax-deferred account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Touchstone International Value Fund

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Touchstone International Value Fund

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Touchstone International Value Fund

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TSF-54-TST-FSIEX-1407